Equity (Details Narrative) - USD ($) $ in Millions									1 Months Ended	12 Months Ended
	Feb. 19, 2025	Nov. 28, 2024	Feb. 22, 2024	Oct. 26, 2023	Feb. 16, 2023	Dec. 01, 2022	Jul. 28, 2022	Feb. 24, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2024	Jul. 25, 2024	Dec. 31, 2023	Jul. 27, 2023
IfrsStatementLineItems [Line Items]
Share capital											$ 61,614
Number of shares issued and fully paid											4,539,007,580
Number of shares repurchased	120,000,000
USD [Member]
IfrsStatementLineItems [Line Items]
Additional remuneration reserve	$ 1,596	$ 388	$ 2,364	$ 2,000	$ 1,569		$ 3,000		$ 437
Interest on capital												$ 1,608	$ 657	$ 1,744
Dividends paid													1,343
Minimum mandatory remuneration										$ 1,132
Remuneration to shareholders in amount						$ 254		$ 3,500
BRL [Member]
IfrsStatementLineItems [Line Items]
Additional remuneration reserve	$ 9,143	$ 2,222	$ 11,722	$ 10,033	$ 8,130		$ 16,243		$ 2,265
Interest on capital												$ 8,940	3,295	$ 8,277
Dividends paid													$ 6,738
Minimum mandatory remuneration										$ 5,865
Remuneration to shareholders in amount						$ 1,319		$ 17,849